UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM 13F

FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:	June 30,1999

Check here if Amendment  [    ]; Amendment Number:
This Amendment (Check only one.):  [    ]  is a restatement.
					     [    ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Church Capital Management, Inc.
Address:	301 Oxford Valley Road, Suite 801B
		Yardley, PA  19067

13F File Number:	28-6548

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Jerome H. Walther
Title:	Chief Operating Officer
Phone:	(215) 321-1900
Signature, Place, and Date of Signing:

	Jerome H. Walther    Yardley, PA   July 16, 1999

Report Type  (Check only one.):

[  X  ]	13F HOLDINGS REPORT

[     ]	13F NOTICE

[     ]  	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

N/A

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.






FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	150

Form 13F Information Table Value Total:	217542 (x$1000)

List of Other Included Managers:

N/A

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                                                  CHURCH CAPITAL MANAGEMENT,  INC
                                                              FORM 13F
                                                      13F - Master Account List
                                                            June 30, 1999

                                                                                                              Voting Authority
                                                                                                         --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

A H Belo Corp                  COM              080555105     2708137525.000SH       Sole                        137525.000
AT&T                           COM              001957109      423 7576.147 SH       Sole                          7576.147
                                                                67 1200.000 SH       Other                         1200.000
American Express Co.           COM              025816109      283 2173.000 SH       Sole                          2173.000
                                                                39  300.000 SH       Other                          300.000
American Home Products         COM              026609107      233 4060.000 SH       Sole                          4060.000
American International Group   COM              026874107      352 3003.000 SH       Sole                          3003.000
American On-Line               COM              02364J104      178 1619.000 SH       Sole                          1619.000
                                                                58  525.000 SH       Other                          525.000
Ameritech                      COM              030954101     547374461.000 SH       Sole                         74461.000
                                                               301 4100.000 SH       Other                         4100.000
Arrow Electronics              COM              042735100     2649139400.000SH       Sole                        139400.000
                                                                 5  250.000 SH       Other                          250.000
Bank One Corporation           COM              059438101     121620408.000 SH       Sole                         20408.000
Bell Atlantic Corp             COM              077853109     457469963.369 SH       Sole                         69963.369
                                                                98 1500.000 SH       Other                         1500.000
BellSouth Corp.                COM              079860102     276860016.000 SH       Sole                         60016.000
                                                               161 3500.000 SH       Other                         3500.000
Bestfoods                      COM              126149103      92718725.000 SH       Sole                         18725.000
                                                               104 2100.000 SH       Other                         2100.000
Bristol-Myers Squibb           COM              110122108     472367050.000 SH       Sole                         67050.000
                                                               383 5440.000 SH       Other                         5440.000
British Petroleum              COM              031905102      234 2161.000 SH       Sole                          2161.000
Campbell Soup                  COM              134429109     394285003.000 SH       Sole                         85003.000
                                                                65 1400.000 SH       Other                         1400.000
Cisco Systems Inc.             COM              17275R102      175 2710.000 SH       Sole                          2710.000
                                                               98915350.000 SH       Other                        15350.000
Citigroup Inc.                 COM              173034109      47710043.842 SH       Sole                         10043.842
                                                                 8  168.000 SH       Other                          168.000
Coastal Corp.                  COM              190441105      382 9500.000 SH       Sole                          9500.000
                                                                24  600.000 SH       Other                          600.000
Computer Associates            COM              204912109     474686687.000 SH       Sole                         86687.000
                                                               192 3500.000 SH       Other                         3500.000
Corning Inc                    COM              219350105     476767976.000 SH       Sole                         67976.000
                                                                42  600.000 SH       Other                          600.000
Crown Cork & Seal              COM              228255105     107037540.000 SH       Sole                         37540.000
                                                                68 2400.000 SH       Other                         2400.000
Electronic Data Systems        COM              285661104      259 4573.000 SH       Sole                          4573.000
Eli Lilly & Co.                COM              532457108     604684410.000 SH       Sole                         84410.000
                                                                72 1000.000 SH       Other                         1000.000
Everest Reinsurance            COM              299808105     188957900.000 SH       Sole                         57900.000
Exxon Corporation              COM              302290101      584 7572.000 SH       Sole                          7572.000
                                                                15  200.000 SH       Other                          200.000
FMC Corp                       COM              302491303     264438705.000 SH       Sole                         38705.000
                                                               157 2300.000 SH       Other                         2300.000
First Data Corp.               COM              319963104     311463639.000 SH       Sole                         63639.000
                                                                49 1000.000 SH       Other                         1000.000
First Security Corp.           COM              336294103     4069149325.000SH       Sole                        149325.000
                                                                54 2000.000 SH       Other                         2000.000
First Union Corp               COM              337358105      53011257.000 SH       Sole                         11257.000
Fleet Financial Group          COM              338915101     366682610.000 SH       Sole                         82610.000
                                                               169 3800.000 SH       Other                         3800.000
Ford Motor Corp.               COM              345370100      281 4981.000 SH       Sole                          4981.000
                                                                23  400.000 SH       Other                          400.000
Frontier Insurance Group       COM              359081106      45629651.000 SH       Sole                         29651.000
                                                   CHURCH CAPITAL MANAGEMENT,  INC
                                                              FORM 13F
                                                      13F - Master Account List
                                                            June 30, 1999

                                                                                                              Voting Authority
                                                                                                         --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

                                                               123 8000.000 SH       Other                         8000.000
GT Interactive Software Corp.  COM              36236E109     1147327786.000SH       Sole                        327786.000
GTE Corp                       COM              362320103      176 2325.000 SH       Sole                          2325.000
                                                               117 1550.000 SH       Other                         1550.000
General Electric Co.           COM              369604103     513245418.000 SH       Sole                         45418.000
                                                                86  760.000 SH       Other                          760.000
Gillette Company               COM              375766102     294671860.000 SH       Sole                         71860.000
                                                                58 1410.000 SH       Other                         1410.000
Hartford Financial             COM              416515104     315054024.000 SH       Sole                         54024.000
                                                               204 3500.000 SH       Other                         3500.000
Hewlett Packard Co.            COM              428236103     639263600.000 SH       Sole                         63600.000
                                                               230 2285.000 SH       Other                         2285.000
IBM Corporation                COM              459200101     1237 9567.105 SH       Sole                          9567.105
                                                                52  400.000 SH       Other                          400.000
Intel Corporation              COM              458140100     337956790.000 SH       Sole                         56790.000
                                                               287 4830.000 SH       Other                         4830.000
Johnson & Johnson              COM              478160104     806382279.161 SH       Sole                         82279.161
                                                                93  953.000 SH       Other                          953.000
Kansas City Southern           COM              485170104     100215700.000 SH       Sole                         15700.000
                                                               182 2850.000 SH       Other                         2850.000
Kimberly Clark Corp.           COM              494368103     5701100015.000SH       Sole                        100015.000
                                                               188 3300.000 SH       Other                         3300.000
LSI Logic                      COM              502161102      431 9350.000 SH       Sole                          9350.000
Lucent Technologies            COM              549463107     428163482.135 SH       Sole                         63482.135
                                                               169 2504.000 SH       Other                         2504.000
Marsh & McLennan Co.           COM              571748102      86011364.000 SH       Sole                         11364.000
                                                               208 2750.000 SH       Other                         2750.000
Mattel Inc.                    COM              577081102     3682140945.000SH       Sole                        140945.000
                                                               176 6750.000 SH       Other                         6750.000
McGraw Hill Inc                COM              580645109     244645344.000 SH       Sole                         45344.000
Media General Inc. Cls A       COM              584041073     335565790.000 SH       Sole                         65790.000
                                                               127 2500.000 SH       Other                         2500.000
MediaOne Group                 COM              912889201     349146938.000 SH       Sole                         46938.000
                                                                37  500.000 SH       Other                          500.000
Medtronic Inc.                 COM              585055106      720 9250.000 SH       Sole                          9250.000
Mellon Bank Corp.              COM              585509102     361399338.000 SH       Sole                         99338.000
                                                               182 5000.000 SH       Other                         5000.000
Merck & Co                     COM              589331107     110414996.000 SH       Sole                         14996.000
                                                                74 1000.000 SH       Other                         1000.000
Microsoft                      COM              594918104      517 5730.000 SH       Sole                          5730.000
Mobil Corp.                    COM              607059102      235 2380.000 SH       Sole                          2380.000
                                                                39  400.000 SH       Other                          400.000
Monsanto Co                    COM              611662107     352989190.000 SH       Sole                         89190.000
                                                               170 4300.000 SH       Other                         4300.000
Motorola, Inc.                 COM              620076109     261127557.000 SH       Sole                         27557.000
                                                               194 2050.000 SH       Other                         2050.000
PNC Bank Corp                  COM              693475105      233 4044.000 SH       Sole                          4044.000
Pepsico Inc.                   COM              713448108     4052104749.000SH       Sole                        104749.000
                                                               190 4900.000 SH       Other                         4900.000
Pfizer Inc                     COM              717081103      668 6131.000 SH       Sole                          6131.000
Proctor Gamble                 COM              742718109     620269493.000 SH       Sole                         69493.000
                                                                40  450.000 SH       Other                          450.000
Qualcomm Inc.                  COM              747525103      454 3166.000 SH       Sole                          3166.000
SBC Communications             COM              78387G103     143724769.027 SH       Sole                         24769.027
                                                                38  658.000 SH       Other                          658.000
                                                   CHURCH CAPITAL MANAGEMENT,  INC
                                                              FORM 13F
                                                      13F - Master Account List
                                                            June 30, 1999

                                                                                                              Voting Authority
                                                                                                         --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

Schering Plough                COM              806605101     313859776.000 SH       Sole                         59776.000
                                                                94 1800.000 SH       Other                         1800.000
Sigma Aldrich                  COM              826552101     4114119475.000SH       Sole                        119475.000
                                                               150 4350.000 SH       Other                         4350.000
Smithkline Beecham             COM              832378301     314247565.000 SH       Sole                         47565.000
                                                                92 1400.000 SH       Other                         1400.000
Summit Bancorp.                COM              866005101    12976310330.000SH       Sole                        310330.000
                                                               194 4644.000 SH       Other                         4644.000
Sun Microsystems Inc.          COM              866810104    11257163434.000SH       Sole                        163434.000
                                                                96 1400.000 SH       Other                         1400.000
Texaco                         COM              881694103     488278265.000 SH       Sole                         78265.000
                                                               168 2700.000 SH       Other                         2700.000
Thermo Electron                COM              883556102     100650154.000 SH       Sole                         50154.000
                                                               134 6700.000 SH       Other                         6700.000
Thomas & Betts                 COM              884315102     379280250.000 SH       Sole                         80250.000
                                                               154 3250.000 SH       Other                         3250.000
US West Inc.                   COM              912889102      218 3716.000 SH       Sole                          3716.000
                                                                 1   13.000 SH       Other                           13.000
Union Pacific                  COM              907818108     311253366.000 SH       Sole                         53366.000
                                                                70 1200.000 SH       Other                         1200.000
Vodafone Airtouch ADR          COM              92857T107      165  838.000 SH       Sole                           838.000
                                                                44  225.000 SH       Other                          225.000
Walt Disney Co.                COM              254687106      36911963.000 SH       Sole                         11963.000
                                                                33 1075.000 SH       Other                         1075.000
Warner-Lambert Co              COM              934488107      351 5075.000 SH       Sole                          5075.000
Wells Fargo New                COM              669380107      263 6150.000 SH       Sole                          6150.000
Wendys Intl.                   COM              950590109     3977139545.000SH       Sole                        139545.000
                                                               222 7800.000 SH       Other                         7800.000
XL Capital Ltd                 COM              G98255105     362564160.990 SH       Sole                         64160.990
Xerox Corp.                    COM              984121103     249142176.000 SH       Sole                         42176.000
Amazon.com Inc.                COM              023135106     -571-10875.000SH       Sole                        -10875.000
American Eagle Outfitters      COM              02553D108     -242-9700.000 SH       Sole                         -9700.000
Network Solutions              COM              64121Q102     -265-4330.000 SH       Sole                         -4330.000
Seibel Systems                 COM              826170102     -281-6250.000 SH       Sole                         -6250.000
ABN Amro Prf 7.5%              PRD              00371Q202      212 8650.000 SH       Sole                          8650.000
Duke Energy Capital Trust Pfd  PRD              264396201     148660330.000 SH       Sole                         60330.000
Equitable Resources  Tr 1 7.35 PRD              294550207      66227600.000 SH       Sole                         27600.000
GTE Delaware LP 8.75% Pfd Y    PRD              36232E301      193 7600.000 SH       Sole                          7600.000
                                                                15  600.000 SH       Other                          600.000
News Corp. Ltd. ADR Pfd.       PRD              652487802     150747758.000 SH       Sole                         47758.000
REPORT SUMMARY                150 DATA RECORDS              217542            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

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